FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value on Recurring Basis [Line Items]
Assets	$ 11,027	$ 13,941
Liabilities	0	0
US Government Corporations and Agencies Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	1,965	1,940
US States and Political Subdivisions Debt Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	6,596	8,819
Collateralized Mortgage Backed Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	2,466	3,182
Fair Value, Inputs, Level 1 [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	0
Liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | US Government Corporations and Agencies Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	0
Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value on Recurring Basis [Line Items]
Assets	11,027	13,941
Liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | US Government Corporations and Agencies Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	1,965	1,940
Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	6,596	8,819
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	2,466	3,182
Fair Value, Inputs, Level 3 [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	0
Liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | US Government Corporations and Agencies Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	0
Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value on Recurring Basis [Line Items]
Assets	$ 0	$ 0